Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits
Deposits

Deposits at December 31, 2017 and 2016, consisted of the following:

	2017	2016
	(Amounts in thousands)
Demand deposits, noninterest-bearing	$124,356	$92,535
Demand deposits, interest-bearing	51,629	37,456
Money market deposits	149,311	134,433
Savings deposits	173,226	181,603
Time deposits of $250,000 or more	51,145	36,643
Other time deposits	233,199	254,795
Brokered time deposits	83,517	51,229
Total deposits	$866,383	$788,694

Scheduled maturities of certificates of deposit at December 31, 2017 are as follows:

Years Ending December 31,	(Amounts in thousands)
2018	$284,054
2019	56,363
2020	13,138
2021	7,937
2022	6,369
Total	$367,861